Distillate Small/Mid Cash Flow ETF
Schedule of Investments
December 31, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 98.7%
	Basic Materials — 4.6%
7,632	AdvanSix, Inc.	$228,655
7,685	CF Industries Holdings, Inc.	610,958
7,767	Chemours Company	244,971
14,526	Cleveland-Cliffs, Inc. (a)	296,621
9,458	Mosaic Company	337,934
5,322	Olin Corporation	287,122
4,136	Sylvamo Corporation	203,119
		2,209,380
	Communications — 4.9%
10,791	Cars.com, Inc. (a)	204,705
18,246	EchoStar Corporation - Class A (a)	302,336
10,463	Fox Corporation - Class A	310,438
2,813	InterDigital, Inc.	305,323
8,830	Interpublic Group of Companies, Inc.	288,211
14,613	Revolve Group, Inc. (a)	242,284
5,192	Scholastic Corporation	195,738
5,025	Shutterstock, Inc.	242,607
3,716	Ziff Davis, Inc. (a)	249,678
		2,341,320
	Consumer, Cyclical — 28.4% (b)
5,625	Academy Sports & Outdoors, Inc.	371,250
6,928	Advance Auto Parts, Inc.	422,816
4,516	Allison Transmission Holdings, Inc.	262,605
21,221	Arhaus, Inc. (a)	251,469
3,253	AutoNation, Inc. (a)	488,536
7,397	Beazer Homes USA, Inc. (a)	249,945
8,504	Best Buy Company, Inc.	665,692
2,313	BlueLinx Holdings, Inc. (a)	262,086
8,798	BorgWarner, Inc.	315,408
5,229	Buckle, Inc.	248,482
4,082	Carter's, Inc.	305,701
1,196	Cavco Industries, Inc. (a)	414,558
6,477	Dick's Sporting Goods, Inc.	951,794
1,530	Dillard's, Inc. - Class A	617,585
7,290	Ethan Allen Interiors, Inc.	232,697
19,711	Everi Holdings, Inc. (a)	222,143
9,678	Foot Locker, Inc.	301,470
5,396	Golden Entertainment, Inc.	215,462
1,552	Group 1 Automotive, Inc.	472,956
3,510	Hibbett, Inc.	252,790
5,746	La-Z-Boy, Inc.	212,142
6,490	LKQ Corporation	310,157
4,530	Malibu Boats, Inc. - Class A (a)	248,335
8,157	Methode Electronics, Inc.	185,409
11,693	Nu Skin Enterprises, Inc. - Class A	227,078
4,609	ODP Corporation (a)	259,487
5,186	Rush Enterprises, Inc. - Class A	260,856
20,109	Sally Beauty Holdings, Inc. (a)	267,048
3,337	Signet Jewelers, Ltd.	357,927
3,792	Skyline Champion Corporation (a)	281,594
9,245	Tapestry, Inc.	340,308
5,314	Taylor Morrison Home Corporation (a)	283,502
3,142	Thor Industries, Inc.	371,542
5,035	Toll Brothers, Inc.	517,548
7,164	Tri Pointe Homes, Inc. (a)	253,606
9,053	Victoria's Secret & Company (a)	240,267
7,653	Vista Outdoor, Inc. (a)	226,299
5,112	Williams-Sonoma, Inc.	1,031,498
3,701	Winnebago Industries, Inc.	269,729
		13,669,777
	Consumer, Non-cyclical — 18.2%
2,757	Amedisys, Inc. (a)	262,080
4,018	AMN Healthcare Services, Inc. (a)	300,868
4,996	Cal-Maine Foods, Inc.	286,720
7,704	Collegium Pharmaceutical, Inc. (a)	237,129
2,960	Euronet Worldwide, Inc. (a)	300,410
2,356	Grand Canyon Education, Inc. (a)	311,086
6,048	H&R Block, Inc.	292,542
20,012	Healthcare Services Group, Inc. (a)	207,524
2,401	Insperity, Inc.	281,445
19,619	Ironwood Pharmaceuticals, Inc. (a)	224,441
5,699	J.M. Smucker Company	720,241
4,206	Jazz Pharmaceuticals plc (a)	517,338
3,967	Korn Ferry	235,441
3,065	ManpowerGroup, Inc.	243,576
3,243	Medifast, Inc.	217,994
21,777	Pediatrix Medical Group, Inc. (a)	202,526
11,291	Perdoceo Education Corporation	198,270
10,003	Premier, Inc. - Class A	223,667
7,326	PROG Holdings, Inc. (a)	226,447
4,777	Quest Diagnostics, Inc.	658,653
3,912	Robert Half, Inc.	343,943
8,677	SpartanNash Company	199,137
6,164	Sprouts Farmers Market, Inc. (a)	296,550
7,355	Supernus Pharmaceuticals, Inc. (a)	212,854
2,520	TriNet Group, Inc. (a)	299,704
2,636	United Therapeutics Corporation (a)	579,630
17,972	Vector Group, Ltd.	202,724
2,645	WEX, Inc. (a)	514,585
		8,797,525
	Energy — 13.5%
3,120	Alpha Metallurgical Resources, Inc.	1,057,429
9,670	APA Corporation	346,960
2,568	Arch Resources, Inc.	426,134
28,658	Berry Corporation	201,466
4,567	California Resources Corporation	249,724
6,293	Chesapeake Energy Corporation	484,183
3,369	Chord Energy Corporation	560,029
3,049	CONSOL Energy, Inc.	306,516
6,490	HF Sinclair Corporation	360,649
10,751	Magnolia Oil & Gas Corporation - Class A	228,889
14,987	Marathon Oil Corporation	362,086
19,108	NOW, Inc. (a)	216,303
8,461	Ovintiv, Inc.	371,607
7,180	PBF Energy, Inc. - Class A	315,633
9,977	Peabody Energy Corporation	242,641
6,945	SM Energy Company	268,910
20,837	SunCoke Energy, Inc.	223,789
4,336	Warrior Met Coal, Inc.	264,366
		6,487,314
	Financial — 3.6%
5,894	Artisan Partners Asset Management, Inc. - Class A	260,397
15,431	eXp World Holdings, Inc.	239,489
6,874	Federated Hermes, Inc. - Class B	232,754
4,081	SEI Investments Company	259,348
6,306	Victory Capital Holdings, Inc. - Class A	217,179
1,213	Virtus Investment Partners, Inc.	293,254
18,515	Western Union Company	220,699
		1,723,120
	Industrial — 21.1%
2,247	Acuity Brands, Inc.	460,252
4,277	Apogee Enterprises, Inc.	228,435
2,834	ArcBest Corporation	340,675
3,029	Atkore, Inc. (a)	484,639
2,585	Boise Cascade Company	334,396
5,134	CH Robinson Worldwide, Inc.	443,526
5,224	CTS Corporation	228,498
20,627	DHT Holdings, Inc.	202,351
5,471	Dorian LPG, Ltd.	240,012
2,230	Eagle Materials, Inc.	452,333
1,911	Encore Wire Corporation	408,190
3,699	Forward Air Corporation	232,556
13,705	Genco Shipping & Trading, Ltd.	227,366
1,997	Landstar System, Inc.	386,719
4,381	Louisiana-Pacific Corporation	310,306
5,201	MasTec, Inc. (a)	393,820
14,080	Masterbrand, Inc. (a)	209,088
2,545	Matson, Inc.	278,932
4,277	Mohawk Industries, Inc. (a)	442,670
3,361	Oshkosh Corporation	364,366
3,961	Owens Corning	587,138
6,765	Ryerson Holding Corporation	234,610
13,871	Smith & Wesson Brands, Inc.	188,091
4,641	Sturm Ruger & Company, Inc.	210,933
3,003	TD SYNNEX Corporation	323,153
4,710	Teekay Tankers, Ltd. - Class A	235,359
5,097	Textron, Inc.	409,901
13,865	TTM Technologies, Inc. (a)	219,206
2,633	UFP Industries, Inc.	330,573
9,574	Vishay Intertechnology, Inc.	229,489
7,501	WestRock Company	311,442
9,634	World Kinect Corporation	219,463
		10,168,488
	Technology — 4.4%
10,049	DXC Technology Company (a)	229,821
7,207	Genpact, Ltd.	250,155
4,593	Kulicke & Soffa Industries, Inc.	251,329
10,932	MaxLinear, Inc. (a)	259,854
9,936	NetScout Systems, Inc. (a)	218,095
9,836	Photronics, Inc. (a)	308,555
5,525	Qorvo, Inc. (a)	622,170
		2,139,979
	TOTAL COMMON STOCKS (Cost $42,186,658)	47,536,903

	MASTER LIMITED PARTNERSHIPS — 1.3%
	Energy — 0.8%
9,816	Alliance Resource Partners LP	207,902
12,261	Black Stone Minerals LP	195,686
		403,588
	Financial — 0.5%
7,359	AllianceBernstein Holding LP	228,350
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $600,953)	631,938

	TOTAL INVESTMENTS (Cost $42,787,611) — 100.0%	48,168,841
	Other Assets in Excess of Liabilities — 0.0% (c)	14,880
	NET ASSETS — 100.0%	$48,183,721

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c) Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023:

Distillate Small/Mid Cash Flow ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$47,536,903	$–	$–	$47,536,903
Master Limited Partnerships	631,938	–	–	631,938
Total Investments in Securities	$48,168,841	$–	$–	$48,168,841

(a) See Schedule of Investments for breakout of investments by sector classifications.

For the period ended December 31, 2023, the Fund did not recognize any transfers to or from Level 3.